Supplementary balance sheet detail (Tables)	12 Months Ended
Dec. 31, 2017
Balance Sheet Related Disclosures [Abstract]
Schedule Of Amounts Recognized In Balance Sheet

	As of December 31, 2017	As of December 31, 2016

(Dollars in thousands)
Inventories:
Raw materials and supplies	$39,434	$54,469
Work in process	85,852	52,379
Finished goods	48,865	49,263

	174,151	156,111

Prepaid expenses and other current assets:
Prepaid expenses	$9,505	$6,096
Value added tax and other indirect taxes receivable	18,627	12,984
Spare parts inventory	11,010	—
Other current assets	5,730	2,585

	$44,872	$21,665

Property, plant and equipment:
Land and improvements	$46,599	$43,737
Buildings	59,608	55,440
Machinery and equipment and other	495,069	460,892
Construction in progress	41,375	25,635

	$642,651	$585,704

Other accrued liabilities:
Payrolls (including incentive programs)	$14,196	$4,802
Employee benefits	4,684	11,439
Customer prepayments	20,784	—
Other	13,562	14,278

	$53,226	$30,519

Other long term obligations:
Postretirement benefits	$20,508	$19,002
Pension and related benefits	36,116	45,876
Other	12,283	17,270

	$68,907	$82,148

Schedule Of Analysis Of The Allowance For Doubtful Accounts

	2017	2016	For the period August 15 through December 31, 2015	For the period January 1 through August 14, 2015

	(Dollars in thousands)
Balance at beginning of year	$326	$244	$—	$6,969
Additions	771	129	244	85
Deductions	—	(47)	—	(1,177)

Balance at end of year	$1,097	$326	$244	$5,877